Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (276,412)	¥ (98,584)	¥ (129,999)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization of debt issuance cost and debt discount	5,917		33,874
Depreciation and amortization	227,355	145,406	82,753
Net gain on disposal of property and equipment	(62)		(37)
Share-based compensation expense	64,165	4,061	27,333
Gain on remeasurement of equity investment			(62,506)
Allowance for doubtful accounts	(2,156)		2,156
Deferred tax benefit	(10,624)	(10,589)	(5,024)
Changes in operating assets and liabilities, net of effect of acquisitions:
Increase of accounts receivable	(79,383)	(37,647)	(11,851)
Increase of VAT recoverable	(94,588)	(41,431)	(16,197)
(Increase) decrease of prepaid expenses	1,034	(15,017)	(3,499)
Increase of restricted cash	(21,248)	(6,425)
Decrease (increase) of other current assets	(20,534)	(12,287)	81,334
Decrease (increase) of other non-current assets	(24,820)	(22,766)	4,105
(Decrease) increase of accounts payable	43,844	(5,150)	(6,760)
(Decrease) increase of due to related parties	(2,668)	2,668	(3,086)
Increase (decrease) of deferred revenue	(5,851)	3,207	10,675
Increase (decrease) of accrued expenses and other payables	22,018	(1,071)	18,293
Increase of other long-term liabilities	23,785	15,327	6,373
Net cash provided by (used in) operating activities	(150,228)	(80,298)	27,937
Cash flows from investing activities:
Payments for purchase of property and equipment	(987,763)	(732,979)	(248,349)
Loans made to a related party			(307,048)
Loans made to WTENG	(42,000)
Cash acquired from the acquisition of subsidiaries	1,237		40,999
Cash paid for the acquisition of subsidiaries	(103,600)		(13,592)
Deposit paid for a potential acquisition	(15,000)
Proceeds from sale of property and equipment	62	52	163
Release of restricted cash related to purchase of property and equipment		1,022	4,078
Net cash used in investing activities	(1,147,064)	(731,905)	(523,749)
Cash flows from financing activities:
Proceeds from short-term borrowings	339,777	333,000	298,307
Proceeds from long-term borrowings	1,269,996	584,457	200,000
Repayment of short-term borrowings	(433,000)	(289,000)	(357,307)
Repayment of long-term borrowings	(373,946)	(137,709)	(115,936)
Payment of issuance cost of borrowings	(57,438)	(24,310)
Proceeds from issuance of convertible bonds	327,580	648,950
Proceeds from issuance of bonds payable			114,950
Repayment of bonds payable		(14,330)	(4,081)
Proceeds from a related party loan		64,936
Repayment of a related party loan	(65,474)
Proceeds from issuance of Series C redeemable preferred shares			1,521,295
Payment of issuance costs of Series C redeemable preferred shares			(20,128)
Net proceeds from issuance of ordinary shares for initial public offering	1,221,518
Payment of preferred shares dividends	(76,502)
Repurchase of ordinary shares			(119,664)
Repurchase of redeemable preferred shares		(23,300)	(455,366)
Payment under capital lease and other financing obligations	(23,897)	(17,934)	(9,057)
Restricted cash released upon repayment of borrowings		2,925	3,274
Net cash provided by financing activities	2,128,614	1,127,685	1,056,287
Effect of exchange rate changes on cash	55,499	2,258	(2,328)
Net increase in cash	886,821	317,740	558,147
Cash at beginning of year	924,498	606,758	48,611
Cash at end of year	1,811,319	924,498	606,758
Supplemental disclosures of cash flow information
Interest paid	228,678	81,216	55,149
Income tax paid	5,645	853	443
Supplemental disclosures of non-cash investing and financing activities
Payables for purchase of property and equipment	128,901	20,402	73,709
Purchase of property and equipment through capital leases and other financing arrangement	568,984	¥ 205,000
Consideration payable for the acquisition of WTENG	25,900
Issuance of ordinary shares to settle preference dividend	¥ 266,794
Issuance of ordinary shares in exchange of bonds payable			205,536
Issuance of ordinary and preferred shares for the acquisition of EDC Holding			¥ 1,184,242